Investment Objectives and Goals - iMGP DBi Absolute Return ETF	Sep. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iMGP DBi Absolute Return ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP DBi Absolute Return ETF (the “Fund”) seeks long-term capital appreciation.